AMG GW&K Small Cap Core Fund
AMG GW&K Small Cap Core Fund
INVESTMENT OBJECTIVE
The investment objective of the AMG GW&K Small Cap Core Fund (the “Fund”) is to provide investors with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG GW&K Small Cap Core Fund		Class N	Class S	Class I	Class Z [2]
Management Fee	[1]	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none	none	none
Other Expenses	[1]	0.36%	0.33%	0.26%	0.21%
Total Annual Fund Operating Expenses		1.31%	1.03%	0.96%	0.91%
Fee Waiver and Expense Reimbursements	[3]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[3]	1.30%	1.02%	0.95%	0.90%
[1]	Expense information has been restated to reflect current fees.
[2]	Because Class Z shares will have commenced operations on or following the date of this Prospectus, these amounts are based on estimates for the current fiscal year.
[3]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2018, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2018. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG GW&K Small Cap Core Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	132	414	717	1,578
Class S	104	327	567	1,258
Class I	97	305	530	1,177
Class Z	92	289	503	1,118

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will ordinarily invest in approximately 55-90 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization of less than $5 billion at the time of purchase or otherwise within the range of capitalizations of companies in the Russell 2000® Index (between $133 million and $3.86 billion as of May 27, 2016, the date of the latest reconstitution of the Index (implemented by the Index June 24, 2016)). The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with either growth- or value-oriented characteristics. GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), intends to assemble a portfolio of securities diversified as to companies and industries. The Subadviser generally expects that each economic sector within the Russell 2000® Index will be represented in the Fund’s portfolio. The Subadviser may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The performance information shown for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares of the GW&K Multi-Cap Equity Fund, which were reclassified and redesignated as of July 27, 2009)) includes historical performance of the Fund for periods prior to July 27, 2009. As of July 27, 2009, the Fund changed its name from “GW&K Multi-Cap Equity Fund” to “GW&K Small Cap Equity Fund,” adopted the Fund’s current investment strategies, and began comparing its performance to the Russell 2000® Index. Prior to July 27, 2009 (and for the periods shown below other than periods beginning after July 27, 2009), the Fund focused on a multi-cap equity strategy. The performance information for the Fund’s Class N shares in the bar chart, and for periods prior to July 27, 2009 in the table below, does not reflect the impact of the sales charges (loads) that were previously in effect. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class S and Class I shares, respectively.

Because the Fund’s Class Z shares have not operated for a full calendar year, performance history for this share class is not available. Class Z shares would have similar annual returns as Class N, Class S and Class I shares because all of the classes are invested in the same portfolio of securities. However, Class Z shares are subject to different expenses than Class N, Class S and Class I shares, and Class Z performance would vary to that extent.
Calendar Year Total Returns as of 12/31/16 (Class N)

Best Quarter: 16.82% (4th Quarter 2010) Worst Quarter: -21.37% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/16
Average Annual Total Returns - AMG GW&K Small Cap Core Fund	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Class N	17.44%	13.49%	7.65%
Class N | Return After Taxes on Distributions	16.32%	12.45%	6.89%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	10.82%	10.71%	6.13%
Class S	17.75%	13.79%		15.20%	Jul. 27, 2009
Class I	17.90%	13.97%		15.40%	Jul. 27, 2009
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	21.31%	14.46%	7.07%	14.46%	Jul. 27, 2009
[1]	Class S, Class I and Index performance shown reflects performance since the inception date of the Fund's Class S and Class I on July 27, 2009.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class N shares only, and after-tax returns for Class S and Class I shares will vary.